Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	VELA FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001815493
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	vela
Document Creation Date	dei_DocumentCreationDate	Nov. 17, 2022
Document Effective Date	dei_DocumentEffectiveDate	Nov. 17, 2022
Prospectus Date	rr_ProspectusDate	Mar. 30, 2022
VELA Income Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, under normal market conditions, invests at least 80% of its net assets in dividend income producing securities. The Fund may invest in common equities of large, mid and small capitalization companies (both domestic and foreign, including American Depository Receipts (“ADRs”)), real estate investment trusts (“REITs”), preferred equity securities, convertible securities, and master limited partnerships (“MLPs”). The Fund will limit its investments in MLPs to less than 25% of net assets. The fund may also invest in corporate debt securities, including bonds and other debt securities of U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. The fund’s investments in corporate debt securities may include investments in below investment grade securities, including those referred to as “high yield securities” or “junk bonds” (or the unrated equivalent) at the time of purchase.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Fixed Income Risk. The fund may, from time to time, invest in fixed income securities. When the fund invests in fixed income securities, the value of your investment in the fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the fund, possibly causing the fund’s share price and total return to be reduced and fluctuate more than other types of investments.

High Yield Securities Risk. The fund may purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VELA FUNDS

(the “Trust”)

VELA Income Opportunities Fund

(the “Fund”)

(a series of VELA Funds)

Supplement dated November 17, 2022 to the Prospectus and the Summary Prospectus each dated March 30, 2022, as amended

This Supplement updates and supersedes any contrary information contained in the Prospectus and the Summary Prospectus.

The following provides notice to shareholders of important changes to the Fund. Effective immediately:

1)       Change to Principal Investment Strategy

In the section entitled “Principal Investment Strategy” beginning on page 2 of the Summary Prospectus and in the subsection entitled “Principal Investment Strategy” within the section entitled “Fund Summary” beginning on page 2 of the Prospectus, the first paragraph is deleted in its entirety and replaced with the following:

The fund, under normal market conditions, invests at least 80% of its net assets in dividend income producing securities. The Fund may invest in common equities of large, mid and small capitalization companies (both domestic and foreign, including American Depository Receipts (“ADRs”)), real estate investment trusts (“REITs”), preferred equity securities, convertible securities, and master limited partnerships (“MLPs”). The Fund will limit its investments in MLPs to less than 25% of net assets. The fund may also invest in corporate debt securities, including bonds and other debt securities of U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. The fund’s investments in corporate debt securities may include investments in below investment grade securities, including those referred to as “high yield securities” or “junk bonds” (or the unrated equivalent) at the time of purchase.

2)       Change to Principal Risks

In the section entitled “Principal Risks” beginning on page 2 of the Summary Prospectus and in the subsection entitled “Principal Risks” within the section entitled “Fund Summary” beginning on page 2 of the Prospectus, the following risks are added immediately after “Options Risk”:

Fixed Income Risk. The fund may, from time to time, invest in fixed income securities. When the fund invests in fixed income securities, the value of your investment in the fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the fund, possibly causing the fund’s share price and total return to be reduced and fluctuate more than other types of investments.

High Yield Securities Risk. The fund may purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

3)       Change to Other Investments

In the subsection entitled “Other Investments” within the section entitled “Fund Details” beginning on page 6 of the Prospectus, the sentence is deleted in its entirety and replaced with the following:

In addition to the principal investment strategies described above, the fund may, as non-principal investment strategies, invest in rights and warrants, other investment companies, and exchange-traded funds (“ETFs”).

4)       Change to Investment Risks

In the subsection entitled “Investment Risks” within the section entitled “Fund Details” beginning on page 6 of the Prospectus, “Fixed Income Risk” is recategorized as a principal risk in the table, “High Yield Securities Risk” is added as a principal risk in the table and the related disclosures are added as principal risks below the table. Additionally, “Fixed Income Risk” is deleted as a non-principal risk:

Fixed Income Risk	P
High Yield Securities Risk	P

Principal Risks

Fixed Income Risk. The fund may, from time to time, invest in fixed income securities. When the fund invests in fixed income securities, the value of your investment in the fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the fund, possibly causing the fund’s share price and total return to be reduced and fluctuate more than other types of investments.

High Yield Securities Risk. The fund may invest in below investment grade bonds, also known as high yield securities or junk bonds. High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. These investments may be issued by companies that are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market for high yield securities is generally less active than the market for higher quality securities and the market price of these securities can change suddenly and unexpectedly. Based on measures such as dealer inventories and average trade size, the high yield market has become less liquid at the same time as it has grown markedly and become more concentrated under the control of the largest investors. During future periods of market stress, liquidity conditions in the high yield market may be even worse than prior periods of market stress.

* * * * *

This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus, each dated March 30, 2022, as amended, and should be read in conjunction with those documents. The Prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

Please retain this Supplement for future reference.

VELA FUNDS

(the “Trust”)

VELA Income Opportunities Fund

(the “Fund”)

(a series of VELA Funds)

Supplement dated November 17, 2022

to the Statement of Additional Information (“SAI”)

dated March 30, 2022, as amended

This Supplement updates and supersedes any contrary information contained in the SAI.

The following provides notice to shareholders of important changes to the Fund. Effective immediately:

In the subsection entitled “Investment Practices” within the section entitled “Additional Information About Fund Investments and Risk Considerations” starting on page 1 of the SAI, the following instrument is added to the table and the related disclosures are added as an explanation of risk type below the table:

Instrument	Section
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but are deemed by the fund’s adviser to be of comparable quality. High yield, high risk securities (also known as junk bonds) are considered to be speculative. Risk Type: Credit, Fixed Income, High Yield Securities, Liquidity, Market, Political, Portfolio Quality, Valuation	Fixed Income Securities

•	High yield securities risk: High yield, high risk securities (also known as junk bonds) are subject to greater risk of loss, greater sensitivity to economic changes, potential valuation difficulties and a potential lack of a secondary or public market for securities.

High Yield/High Risk Securities/Junk Bonds. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Bal or lower by Moody’s) or unrated, but determined by the Adviser to be of comparable quality. Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.

High yield securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the fund would experience a decrease in income and a decline in the market value of its investments. The fund may also incur additional expenses in seeking recovery from the issuer.

The income and market value of lower rated securities may fluctuate more than higher rated securities. Non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. The lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on the judgment of the Adviser than is the case with higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times.

As a result, a fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a fund’s investments in lower rated securities.

* * * * *

This supplement provides new information beyond that contained in the SAI and should be read in conjunction with the SAI. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

Please retain this supplement for future reference.